Short-term Investments - Schedule of Short Term Investments (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Short Term Investments [Abstract]
Investment in marketable securities in Zhengbang	[1]	¥ 1,334	$ 183	¥ 1,224
Derivate assets	[2]	99	14
Short term investments		¥ 1,433	$ 197	¥ 1,224

[1]	For the years ended December 31, 2022, 2023 and 2024, the Company did not sell its investment in marketable securities in Zhengbang and recorded net unrealized gain of nil, loss of RMB9 and gain of RMB110 (US$15), respectively, in the consolidated statements of income and comprehensive income.
[2]	The Company entered into foreign currency swap contracts and cross currency interest rate swap contract on November 28, 2024 with a commercial bank (see Note 2 and Note 10). The Company determined the foreign currency forward contracts and cross currency interest rate swap contract as non-designated derivative instruments, which are initially recorded at fair value as either assets or liabilities in the accompanying balance sheet and subsequently remeasured to fair value at each reporting date.